Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Impact of new accounting pronouncements
The impact on the Company's financial statements for the year ended December 31, 2016 is summarized below:

2016
Decrease in Other capital	$44,233
Decrease in Income taxes and increase in Net income	$44,233
Increase in Average shares and equivalents outstanding - diluted	588,708
Increase in Basic net income per common share	$.48
Increase in Diluted net income per common share	$.40

Components of deferred tax assets and liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Deferred tax assets:
Exit costs, environ-mental and other similar items	$74,535	$63,851	$56,441
Employee related and benefit items	166,313	141,974	141,670
Other items	148,910	116,302	112,149
Total deferred tax assets	389,758	322,127	310,260
Deferred tax liabilities:
Depreciation and amortization	254,430	241,101	227,765
LIFO inventories	83,659	89,330	67,835
Other items	59,746	33,433	44,378
Total deferred tax liabilities	397,835	363,864	339,978
Net deferred tax liabilities	$8,077	$41,737	$29,718

Components of the provisions for income taxes
Significant components of the provisions for income taxes were as follows:

	2016	2015	2014
Current:
Federal	$438,244	$399,677	$308,283
Foreign	31,125	30,145	53,045
State and local	61,402	60,319	50,049
Total current	530,771	490,141	411,377
Deferred:
Federal	(56,891)	13,505	(14,974)
Foreign	(2,121)	(10,752)	(7,361)
State and local	(9,229)	2,223	3,297
Total deferred	(68,241)	4,976	(19,038)
Total provisions for income taxes	$462,530	$495,117	$392,339

Components of income before income taxes used for income tax purpose
Significant components of income before income taxes as used for income tax purposes, were as follows:

	2016	2015	2014
Domestic	$1,504,990	$1,440,511	$1,113,528
Foreign	90,243	108,455	144,698
	$1,595,233	$1,548,966	$1,258,226

Reconciliation of the statutory federal income tax rate to the effective tax rate
A reconciliation of the statutory federal income tax rate to the effective tax rate follows:

	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
Effect of:
State and local income taxes	2.3	2.6	2.8
Investment vehicles	(1.5)	(1.6)	(2.5)
Domestic production activities	(2.9)	(2.2)	(2.5)
Employee share-based payments	(2.8)
Other - net	(1.1)	(1.8)	(1.6)
Effective tax rate	29.0%	32.0%	31.2%

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015	2014
Balance at beginning of year	$33,873	$31,560	$30,997
Additions based on tax positions related to the current year	5,674	4,228	3,370
Additions for tax positions of prior years	3,890	8,450	4,428
Reductions for tax positions of prior years	(5,901)	(4,862)	(2,349)
Settlements	(3,763)	(968)	(4,089)
Lapses of Statutes of Limitations	(968)	(4,535)	(797)
Balance at end of year	$32,805	$33,873	$31,560